Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Gladstone Capital Corporation

1521 Westbranch Drive, Suite 100

McLean, Virginia 22102

under the

Investment Company Act of 1940

Investment Company Act File No. 814-00237

The undersigned, Gladstone Capital Corporation (the “Fund”), is a closed-end, management investment company that has elected to be regulated as a business development company. The Fund hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, and provides the information set forth below that is required by Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of the Fund to be redeemed:

7.75% notes due 2028 (CUSIP #376535886) (the “2028 Notes”)

5.125% Notes due 2026 (CUSIP #376535AC4) (the “2026 Notes”)

(2)	Date on which the securities are to be redeemed:

October 15, 2025 with respect to the 2028 Notes

October 31, 2025 with respect to the 2026 Notes

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The 2028 Notes are being voluntarily redeemed pursuant to (i) Section 3.01 of the Indenture (the “Base Indenture”), dated as of November 6, 2018, between the Fund and U.S. Bank Trust Company, National Association (as successor in interest to U.S. Bank National Association) (the “Trustee”) and (ii) Section 1.01(g) of the Fifth Supplemental Indenture (the “Fifth Supplemental Indenture”), dated as of August 17, 2023, between the Fund and the Trustee.

The 2026 Notes are being voluntarily redeemed pursuant to (i) Section 3.01 of the Base Indenture and (ii) Section 1.01(g) of the Third Supplemental Indenture (the “Third Supplemental Indenture”), dated as of December 15, 2020, between the Fund and the Trustee.

(4)	The principal amount to be redeemed and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem (i) 100% of the outstanding 2028 Notes ($57,000,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the Fifth Supplemental Indenture and (ii) 100% of the outstanding 2026 Notes ($150,000,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the Third Supplemental Indenture.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 15th day of September 2025.

GLADSTONE CAPITAL CORPORATION

By:	/s/ David Gladstone
Name:	David Gladstone
Title:	Chairman & Chief Executive Officer